Subsequent events	12 Months Ended
Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events

24.	Subsequent events

On January 10, 2022, TC BioPharm (Holdings) Holdings Limited was re-registered as a public limited company (“plc”) with the name TC BioPharm (Holdings) plc.

Immediately prior to completion of the Initial Public Offering, TC BioPharm (Holdings) plc re-organized its share capital whereby all of the outstanding series A ordinary shares were re-designated as ordinary shares of TC BioPharm (Holdings) plc on a one for one basis. Immediately prior to the completion of the offering, a further 1,234,646 ordinary shares were issued, under the terms of our Articles of Association to certain shareholders who, prior to the IPO, owned A ordinary shares which carried the right, to subscribe at nominal value for a certain number of additional shares, calculated by reference to the pre-money valuation of the IPO.

On February 10, 2022, TC BioPharm (Holdings) plc completed an IPO on Nasdaq, issuing 4,117,648 American Depositary Shares (“ADSs”) representing 4,117,648 ordinary shares with nominal value of £41,176 and warrants to buy 9,470,590 ADSs for proceeds before expenses of $17.5 million. Funding costs of $3.0 million including underwriter fees were incurred.

The ADSs and warrants are considered two freestanding financial instruments because each can be traded separately. The exercise price of the Warrants is $4.25 per ADS and will expire on the sixth anniversary of the date of issuance. The exercise price is subject to standard anti-dilutive adjustments in the event of certain stock splits, stock combinations, stock dividends or recapitalizations, and it is also subject to adjustment in certain events specified in the warrant agreement.

Given the warrants include a net settlement clause and the exercise (or strike) price of the warrants is denominated in a foreign currency ($) other than the Company’s functional currency, management concluded that the warrants will be accounted for as derivative financial instruments and presented as a liability on the consolidated statement of financial position with the changes in fair value recognized in the consolidated statement of comprehensive loss.

The relative fair values of the derivative liability and the equity component will be calculated and based on the actual transaction price will be allocated to the equity and the liability components using the relative fair value method.

Following our preliminary valuation, a fair value of $1.13 per each warrant has been identified as at IPO date.

Following the IPO, the value of the embedded derivative was remeasured at fair value by management and deemed to have a value of £Nil, with associated recognition of the changes in fair value being reflected in the consolidated statements of comprehensive loss.

None of the above events are considered to be adjusting post balance sheet events.